Consolidated Statements of Comprehensive Income / (Loss) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement of Comprehensive Income/ (Loss) [abstract]
Profit/(loss) for the year	₨ 146,990	$ 2,010	₨ (42,100)	₨ 76,229
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit obligation	(5)	0	(2,118)	(403)
Tax credit/(expense)	(104)	(2)	714	247
(Loss)/Gain on fair value of financial asset investment	621	8	(738)	(446)
Items that will be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	2,558	35	8,217	7,719
Tax (expense)/ credit	(610)	(8)	340	(249)
Gain/(loss) on cash flow hedges recognised during the year	(2,533)	(35)	1,254	1,134
Tax (expense)/ credit	862	12	(438)	(513)
(Gain)/loss on cash flow hedges recycled to profit or loss	1,879	26	(327)	(1,838)
Tax credit/ (expense)	(606)	(8)	114	595
Total other comprehensive income for the year, net of income tax	2,062	28	7,018	6,246
Total comprehensive income / (loss) for the year	149,052	2,038	(35,082)	82,475
Total Comprehensive Income/(Loss) attributable to:
Equity holders of the parent	114,005	1,559	(52,950)	56,854
Non-controlling interests	35,047	479	17,868	25,621
Total Comprehensive Income / (loss) for the year	₨ 149,052	$ 2,038	₨ (35,082)	₨ 82,475